PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 28, 2019
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

We sponsor a number of defined benefit plans, the accrual of benefits under some of which has been frozen, covering eligible employees in the U.S. and certain other countries.  Benefits payable to an employee are based primarily on years of service and the employee’s compensation during the course of his or her employment with us.

We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, laws and regulations.  We have not incurred significant costs related to these benefits, and, therefore, no related costs have been included in the disclosures below.

In July 2018, our Board of Directors (“Board”) approved the termination of the Avery Dennison Pension Plan (the “ADPP”), a U.S. defined benefit plan, effective as of September 28, 2018. In connection with the termination, we contributed $200 million to the ADPP in August 2018; settled approximately $152 million of ADPP liabilities during the fourth quarter of 2018 through lump-sum payments from existing plan assets to eligible participants who elected to receive them; and recorded approximately $85 million of non-cash charges associated with these settlements, partially offset by related tax benefits of approximately $19 million. During 2019, we settled approximately $749 million of ADPP liabilities by entering into an agreement to purchase annuities primarily from American General Life Insurance Company (“AGL"). This agreement covered approximately 8,300 active and former employees and their beneficiaries, with AGL assuming the future annuity payments for these individuals, commencing April 1, 2019. Additionally, we settled approximately $4 million of ADPP liabilities through a combination of annuities and direct funding to the Pension Benefit Guaranty Corporation for the remaining approximately 200 former employees and their beneficiaries. We contributed approximately $10 million of cash during fiscal 2019 to the ADPP to cover costs associated with the final settlement of these liabilities. These settlements resulted in approximately $444 million of pretax charges in 2019, partially offset by related tax benefits of approximately $179 million.

Plan Assets

Assets in our international plans are invested in accordance with locally accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash.  Asset allocations and investments vary by country and plan.  Our target plan asset investment allocation for our international plans in the aggregate is 32% in equity securities, 44% in fixed income securities and cash, and 24% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

The valuation methodologies we use for assets measured at fair value are described below.

Cash is valued at nominal value.  Cash equivalents and mutual funds are valued at fair value as determined by quoted market prices, based upon the net asset value (“NAV”) of shares held at year-end.  Fixed income treasury securities are valued at fair value as determined by quoted prices in active markets.  The fixed income municipal and corporate bonds are valued at fair value based on quoted prices for similar instruments in active markets or other inputs that are observable or can be corroborated by observable market data.  Pooled funds are structured as collective trusts, not publicly traded, and valued by calculating NAV per unit based on the NAV of the underlying funds/trusts as a practical expedient for the fair value of the pooled funds. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
2019
Cash	$1.2	$1.2	$—	$—
Insurance contracts	36.3	—	—	36.3
Pooled funds – fixed income securities(1)	329.9
Pooled funds – equity securities(1)	268.8
Pooled funds – other investments(1)	98.2
Total international plan assets at fair value	$734.4
2018
Cash	$4.1	$4.1	$—	$—
Insurance contracts	36.9	—	—	36.9
Pooled funds – fixed income securities(1)	300.4
Pooled funds – equity securities(1)	185.0
Pooled funds – other investments(1)	105.4
Total international plan assets at fair value	$631.8
(1)	Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

The following table presents a reconciliation of Level 3 international plan asset activity during the year ended December 28, 2019:

Level 3 Assets
(In millions)	Insurance Contracts
Balance at December 29, 2018	$36.9
Net realized and unrealized gain	1.5
Purchases	5.6
Settlements	(7.0)
Impact of changes in foreign currency exchange rates	(.7)
Balance at December 28, 2019	$36.3

As a result of the ADPP settlements, there were no U.S. plan assets as of December 28, 2019. The following table sets forth, by level within the fair value hierarchy (as applicable), U.S. plan assets (all in the ADPP) at fair value as of December 29, 2018.

		Fair Value Measurements Using
		Quoted	Significant	Significant
		Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
2018
Cash and cash equivalents	$27.1	$27.1	$—	$—
Equity securities	.3	—	.3	—
Fixed income securities – government and municipal bonds	113.0	66.3	46.7	—
Fixed income securities – corporate bonds	592.8	—	592.8	—
Other	2.4	—	2.4	—
Total U.S. plan assets	$735.6

Plan Assumptions

Discount Rate

In consultation with our actuaries, we annually review and determine the discount rates used to value our postretirement obligations.  The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. Our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds.  The projected pension benefit payment streams are then matched with bond portfolios to determine a rate that reflects the liability duration unique to our plans. As of December 29, 2018, the discount rate for the ADPP, after reflecting the plan’s termination, was based on estimated insurer pricing.

We use the full yield curve approach to estimate the service and interest cost components of net periodic benefit cost for our pension and other postretirement benefit plans.  Under this approach, we apply multiple discount rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date.  We believe this approach provides a more precise measurement of service and interest cost by aligning the timing of a plans’ liability cash flows to its corresponding rates on the yield curve.

Long-term Return on Assets

We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between returns in our asset classes, and the mix of active and passive investments. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed for reasonableness and appropriateness.

Measurement Date

We measure the actuarial value of our benefit obligations and plan assets using the calendar month-end closest to our fiscal year-end and adjust for any contributions or other significant events between the measurement date and our fiscal year-end.

Plan Balance Sheet Reconciliations

The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$868.5	$755.8	$1,082.1	$836.7
Service cost	—	15.6	—	19.2
Interest cost	9.0	14.8	34.5	15.7
Participant contribution	—	4.1	—	3.8
Amendments	—	1.8	—	—
Actuarial (gain) loss	(27.1)	56.8	(13.2)	(58.8)
Benefits paid	(20.7)	(21.3)	(61.8)	(22.3)
Settlements(1)	(754.0)	(4.5)	(173.1)	(9.5)
Foreign currency translation	—	(11.4)	—	(29.0)
Projected benefit obligations at end of year	$75.7	$811.7	$868.5	$755.8
Accumulated benefit obligations at end of year	$75.7	$754.0	$868.5	$696.7
(1)	In 2019, settlements in the U.S. related to the ADPP termination. Settlements in our international plans related to lump-sum payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP termination and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Plan Assets

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in plan assets
Plan assets at beginning of year	$735.6	$631.8	$740.2	$683.7
Actual return on plan assets	20.7	118.5	(3.6)	(13.3)
Employer contributions(1)	18.4	13.6	233.9	14.7
Participant contributions	—	4.1	—	3.8
Benefits paid	(20.7)	(21.3)	(61.8)	(22.3)
Settlements(2)	(754.0)	(4.5)	(173.1)	(9.5)
Foreign currency translation	—	(7.8)	—	(25.3)
Plan assets at end of year	$—	$734.4	$735.6	$631.8
(1)	In 2019, an additional contribution of $10 million was made to the ADPP to cover the remaining liabilities associated with its termination. In August 2018, a contribution of $200 million had been made to the ADPP using commercial paper borrowings.
(2)	In 2019, settlements in the U.S. related to the ADPP termination. Settlements in our international plans related to lump-sum payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Funded Status

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Funded status of the plans
Other assets	$—	$50.8	$—	$12.6
Other accrued liabilities(1)	(7.5)	(2.4)	(65.1)	(2.0)
Long-term retirement benefits and other liabilities(2)	(68.2)	(125.7)	(67.8)	(134.6)
Plan assets less than benefit obligations	$(75.7)	$(77.3)	$(132.9)	$(124.0)
(1)	In 2019, in connection with its termination, we settled ADPP’s 2018 underfunded benefit obligation of approximately $57 million.
(2)	In accordance with our funding strategy, we have the option to fund certain of these U.S. liabilities with proceeds from our corporate-owned life insurance policies.

	Pension Benefits
	2019		2018
	U.S.	Int’l	U.S.	Int’l
Weighted average assumptions used to determine year-end benefit obligations
Discount rate	2.93%	1.66%	3.72%	2.39%
Compensation rate increase	—	2.21	—	2.23

For U.S. and international plans combined, the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $263 million and $59 million, respectively, at year-end 2019 and $1.47 billion and $1.20 billion, respectively, at year-end 2018.

For U.S. and international plans combined, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $237 million and $59 million, respectively, at year-end 2019 and $1.02 billion and $792 million, respectively, at year-end 2018.

Accumulated Other Comprehensive Loss

The following table sets forth the pre-tax amounts recognized in “Accumulated other comprehensive loss” in the Consolidated Balance Sheets:

	Pension Benefits
	2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l
Net actuarial loss	$15.5	$101.9	$487.5	$149.3
Prior service (credit) cost	—	(4.3)	15.9	(6.7)
Net transition obligation	—	—	—	.1
Net amount recognized in accumulated other comprehensive loss	$15.5	$97.6	$503.4	$142.7

The following table sets forth the pre-tax amounts recognized in “Other comprehensive loss (income)”:

	Pension Benefits
	2019		2018		2017
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Net actuarial (gain) loss	$(44.6)	$(42.7)	$33.5	$(27.2)	$21.8	$(17.2)
Prior service credit	—	1.8	—	—	—	(2.1)
Amortization of unrecognized:
Net actuarial gain	(.5)	(4.0)	(21.2)	(8.1)	(18.7)	(10.8)
Prior service credit (cost)	—	.4	(.8)	.5	(.9)	.4
Settlements	(442.8)	(.6)	(92.0)	(1.7)	—	—
Net amount recognized in other comprehensive (income) loss	$(487.9)	$(45.1)	$(80.5)	$(36.5)	$2.2	$(29.7)

Plan Income Statement Reconciliations

The following table sets forth the components of net periodic benefit cost, which are recorded in net income for our defined benefit plans:

	Pension Benefits
	2019		2018		2017
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Service cost	$—	$15.6	$—	$19.2	$.5	$18.2
Interest cost	2.7	14.8	34.5	15.7	35.3	14.3
Actuarial loss (gain)	2.5	—	(.6)	—	1.7	—
Expected return on plan assets	—	(21.0)	(42.5)	(23.8)	(40.5)	(21.1)
Amortization of actuarial loss	.5	4.0	21.2	8.1	18.7	10.8
Amortization of prior service (credit) cost	—	(.4)	.8	(.5)	.9	(.4)
Recognized loss on settlements(1)	443.5	.6	92.0	1.7	—	—
Net periodic benefit cost (credit)	$449.2	$13.6	$105.4	$20.4	$16.6	$21.8
(1)	In 2019, settlements in the U.S. related to the ADPP termination. Settlements in our international plans related to lump-sum payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Service cost and components of net periodic benefit cost other than service cost were included in "Marketing, general and administrative expense" and "Other non-operating expense" in the Consolidated Statements of Income, respectively.

The following table sets forth the weighted average assumptions used to determine net periodic cost:

	Pension Benefits
	2019		2018		2017
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Discount rate	3.73%	2.39%	3.72%	2.25%	4.18%	2.12%
Expected return on assets	—	3.38	7.00	3.78	7.00	3.77
Compensation rate increase	—	2.23	—	2.26	—	2.24

Plan Contributions

We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate.  The following table sets forth our expected contributions in 2020:

(In millions)
U.S. pension plans	$7.6
International pension plans	13.2

Future Benefit Payments

The future benefit payments shown below reflect expected service periods for eligible participants.

	Pension Benefits
(In millions)	U.S.	Int’l
2020	$7.6	$20.2
2021	8.0	22.0
2022	6.6	23.1
2023	6.4	22.6
2024	6.4	22.7
2025-2029	26.0	141.6

Postretirement Health Benefits

We provide postretirement health benefits to certain of our retired U.S. employees up to the age of 65 under a cost-sharing arrangement and provide supplemental Medicare benefits to certain of our U.S. retirees over the age of 65.  Our policy is to fund the cost of these postretirement benefits from operating cash flows.  While we have not expressed any intent to terminate these postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.   At year-end 2019, our postretirement health benefits obligation and related loss recorded in “Accumulated other comprehensive loss” were approximately $3 million and approximately $8 million, respectively.  At year-end 2018, our postretirement health benefits obligation and related loss recorded in “Accumulated other comprehensive loss” were approximately $4 million and approximately $6 million, respectively. Net periodic benefit cost was not material in 2019, 2018, or 2017.

Defined Contribution Plans

We sponsor various defined contribution plans worldwide, the largest of which is the Avery Dennison Corporation Employee Savings Plan (“Savings Plan”), a 401(k) plan for our U.S. employees.

We recognized expense of $22.4 million, $21.8 million, and $20.2 million in 2019, 2018, and 2017, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.

Other Retirement Plans

We have deferred compensation plans that permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earns specified and variable rates of return. As of year-end 2019 and 2018, we had accrued $91.6 million and $84.3 million, respectively, for our obligations under these plans. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.

Our Directors Deferred Equity Compensation Program allows our non-employee directors to elect to receive their cash compensation in deferred stock units (“DSUs”) issued under our equity plan. Additionally, two legacy deferred compensation plans had DSUs that were issued under our then-active equity plans. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs on the applicable payable date. DSUs are converted into shares of our common stock upon a director’s resignation or retirement.  Approximately .2 million DSUs were outstanding as of year-end 2019 and 2018, respectively, with an aggregate value of $25 million and $17 million, respectively.

We hold corporate-owned life insurance policies, the proceeds from which are payable to us upon the death of covered participants.  The cash surrender values of these policies, net of outstanding loans, which are included in “Other assets” in the Consolidated Balance Sheets, were $236.9 million and $227.4 million at year-end 2019 and 2018, respectively.